Finance Items (Details) - Schedule of Finance Items Consist - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finance Items Consist [Abstract]
Interest income	$ 4,578	$ 5,019
Dividend income	76	198
Total finance income	4,654	5,217
Interest on lease obligation	43	72
Impairment charges for expected credit loss against bond investments (Note 8)	2,883	10,560
Loss on disposal of bonds	93	(191)
Unwinding of discount of environmental rehabilitation provision (Note 15)	239	269
Total finance costs	$ 3,258	$ 10,710